Distribution Date:	05/17/23	JPMCC Commercial Mortgage Securities Trust 2016-JP3
Determination Date:	05/11/23
Next Distribution Date:	06/16/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2016-JP3
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 272-6858
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Torchlight Loan Services, LLC
Mortgage Loan Detail (Part 1)	13-14		Jacob M. K. Baron	(212) 488-3653	jbaron@torchlightinvestors.com
			475 Fifth Avenue | New York, NY 10017 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Don Simon	(203) 660-6100
Delinquency Loan Detail	19		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Directing Certificateholder	Davidson Kempner Capital Management LP
Historical Liquidated Loan Detail	24		Patrick Dennis		jpmcc2016-jp3@dkpartners.com
Historical Bond / Collateral Loss Reconciliation Detail	25		520 Madison Avenue, 30th Floor | New York, NY 10022 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590RAA7	1.461500%	45,932,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590RAB5	2.434700%	97,274,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46590RAC3	2.522900%	16,726,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46590RAD1	2.626500%	300,000,000.00	276,938,651.76	0.00	606,149.47	0.00	0.00	606,149.47	276,938,651.76	35.86%	30.00%
A-5	46590RAE9	2.870400%	342,359,000.00	342,359,000.00	0.00	818,922.73	0.00	0.00	818,922.73	342,359,000.00	35.86%	30.00%
A-SB	46590RAF6	2.776500%	49,955,000.00	32,320,568.73	948,643.69	74,781.72	0.00	0.00	1,023,425.41	31,371,925.04	35.86%	30.00%
A-S	46590RAJ8	3.144000%	118,706,000.00	118,706,000.00	0.00	311,009.72	0.00	0.00	311,009.72	118,706,000.00	24.16%	20.25%
B	46590RAK5	3.396700%	56,309,000.00	56,309,000.00	0.00	159,387.32	0.00	0.00	159,387.32	56,309,000.00	18.61%	15.63%
C	46590RAL3	3.398120%	50,222,000.00	50,222,000.00	0.00	142,216.97	0.00	0.00	142,216.97	50,222,000.00	13.65%	11.50%
D	46590RAP4	3.398120%	54,787,000.00	54,787,000.00	0.00	155,143.98	0.00	0.00	155,143.98	54,787,000.00	8.25%	7.00%
E	46590RAR0	4.148120%	22,828,000.00	22,828,000.00	0.00	78,911.06	0.00	0.00	78,911.06	22,828,000.00	6.00%	5.13%
F	46590RAT6	4.148120%	15,219,000.00	15,219,000.00	0.00	52,608.53	0.00	0.00	52,608.53	15,219,000.00	4.50%	3.87%
NR*	46590RAV1	4.148120%	47,177,696.00	45,676,713.40	0.00	74,959.29	0.00	0.00	74,959.29	45,676,713.40	0.00%	0.00%
R	46590RAX7	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,217,494,796.00	1,015,365,933.89	948,643.69	2,474,090.79	0.00	0.00	3,422,734.48	1,014,417,290.20

X-A	46590RAG4	1.327182%	970,952,000.00	770,324,220.49	0.00	851,967.23	0.00	0.00	851,967.23	769,375,576.80
X-B	46590RAH2	0.751420%	56,309,000.00	56,309,000.00	0.00	35,259.74	0.00	0.00	35,259.74	56,309,000.00
X-C	46590RAM1	0.750000%	105,009,000.00	105,009,000.00	0.00	65,630.62	0.00	0.00	65,630.62	105,009,000.00
Notional SubTotal			1,132,270,000.00	931,642,220.49	0.00	952,857.59	0.00	0.00	952,857.59	930,693,576.80

Deal Distribution Total					948,643.69	3,426,948.38	0.00	0.00	4,375,592.07

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590RAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590RAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46590RAC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46590RAD1	923.12883920	0.00000000	2.02049823	0.00000000	0.00000000	0.00000000	0.00000000	2.02049823	923.12883920
A-5	46590RAE9	1,000.00000000	0.00000000	2.39200001	0.00000000	0.00000000	0.00000000	0.00000000	2.39200001	1,000.00000000
A-SB	46590RAF6	646.99366890	18.98996477	1.49698168	0.00000000	0.00000000	0.00000000	0.00000000	20.48694645	628.00370413
A-S	46590RAJ8	1,000.00000000	0.00000000	2.62000000	0.00000000	0.00000000	0.00000000	0.00000000	2.62000000	1,000.00000000
B	46590RAK5	1,000.00000000	0.00000000	2.83058339	0.00000000	0.00000000	0.00000000	0.00000000	2.83058339	1,000.00000000
C	46590RAL3	1,000.00000000	0.00000000	2.83176636	0.00000000	0.00000000	0.00000000	0.00000000	2.83176636	1,000.00000000
D	46590RAP4	1,000.00000000	0.00000000	2.83176629	0.00000000	0.00000000	0.00000000	0.00000000	2.83176629	1,000.00000000
E	46590RAR0	1,000.00000000	0.00000000	3.45676625	0.00000000	0.00000000	0.00000000	0.00000000	3.45676625	1,000.00000000
F	46590RAT6	1,000.00000000	0.00000000	3.45676654	0.00000000	0.00000000	0.00000000	0.00000000	3.45676654	1,000.00000000
NR	46590RAV1	968.18448701	0.00000000	1.58887136	1.75791607	40.55994023	0.00000000	0.00000000	1.58887136	968.18448701
R	46590RAX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590RAG4	793.37003321	0.00000000	0.87745556	0.00000000	0.00000000	0.00000000	0.00000000	0.87745556	792.39300892
X-B	46590RAH2	1,000.00000000	0.00000000	0.62618303	0.00000000	0.00000000	0.00000000	0.00000000	0.62618303	1,000.00000000
X-C	46590RAM1	1,000.00000000	0.00000000	0.62499995	0.00000000	0.00000000	0.00000000	0.00000000	0.62499995	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	04/01/23 - 04/30/23	30	0.00	606,149.47	0.00	606,149.47	0.00	0.00	0.00	606,149.47	0.00
A-5	04/01/23 - 04/30/23	30	0.00	818,922.73	0.00	818,922.73	0.00	0.00	0.00	818,922.73	0.00
A-SB	04/01/23 - 04/30/23	30	0.00	74,781.72	0.00	74,781.72	0.00	0.00	0.00	74,781.72	0.00
X-A	04/01/23 - 04/30/23	30	0.00	851,967.23	0.00	851,967.23	0.00	0.00	0.00	851,967.23	0.00
X-B	04/01/23 - 04/30/23	30	0.00	35,259.74	0.00	35,259.74	0.00	0.00	0.00	35,259.74	0.00
X-C	04/01/23 - 04/30/23	30	0.00	65,630.63	0.00	65,630.63	0.00	0.00	0.00	65,630.62	0.00
A-S	04/01/23 - 04/30/23	30	0.00	311,009.72	0.00	311,009.72	0.00	0.00	0.00	311,009.72	0.00
B	04/01/23 - 04/30/23	30	0.00	159,387.32	0.00	159,387.32	0.00	0.00	0.00	159,387.32	0.00
C	04/01/23 - 04/30/23	30	0.00	142,216.97	0.00	142,216.97	0.00	0.00	0.00	142,216.97	0.00
D	04/01/23 - 04/30/23	30	0.00	155,143.98	0.00	155,143.98	0.00	0.00	0.00	155,143.98	0.00
E	04/01/23 - 04/30/23	30	0.00	78,911.06	0.00	78,911.06	0.00	0.00	0.00	78,911.06	0.00
F	04/01/23 - 04/30/23	30	0.00	52,608.53	0.00	52,608.53	0.00	0.00	0.00	52,608.53	0.00
NR	04/01/23 - 04/30/23	30	1,824,283.97	157,893.73	0.00	157,893.73	82,934.43	0.00	0.00	74,959.29	1,913,524.53
Totals			1,824,283.97	3,509,882.83	0.00	3,509,882.83	82,934.43	0.00	0.00	3,426,948.38	1,913,524.53

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,375,592.07
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,519,375.31	Master Servicing Fee	5,037.70
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,169.40
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	422.86
ARD Interest	0.00	Operating Advisor Fee	1,268.17
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	332.89
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,519,375.31	Total Fees	11,231.01

Principal		Expenses/Reimbursements
Scheduled Principal	948,643.69	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	56,104.12
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	22,964.02
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,127.77
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	948,643.69	Total Expenses/Reimbursements	81,195.91

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,426,948.38
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	948,643.69
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,375,592.07
Total Funds Collected	4,468,019.00	Total Funds Distributed	4,468,018.99

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,014,863,000.55	1,014,863,000.55	Beginning Certificate Balance	1,015,365,933.89
(-) Scheduled Principal Collections	948,643.69	948,643.69	(-) Principal Distributions	948,643.69
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,013,914,356.86	1,013,914,356.86	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,014,907,715.89	1,014,907,715.89	Ending Certificate Balance	1,014,417,290.20
Ending Actual Collateral Balance	1,014,006,281.46	1,014,006,281.46

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	502,933.34
Beginning Cumulative Advances	0.00	502,933.34	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	502,933.34
Ending Cumulative Advances	0.00	502,933.34	Net WAC Rate	4.15%
			UC / (OC) Interest	1,738.52
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	130,006,686.91	12.82%	38	3.9248	NAP	Defeased	9	130,006,686.91	12.82%	38	3.9248	NAP
	9,999,999 or less	15	97,333,088.10	9.60%	38	4.7238	1.475512	1.24 or less	10	223,683,946.31	22.06%	39	4.1163	0.642471
10,000,000 to 19,999,999		5	88,032,731.61	8.68%	38	4.5848	1.750528	1.25 to 1.74	11	194,630,838.64	19.20%	39	4.7397	1.464636
20,000,000 to 24,999,999		4	89,574,599.73	8.83%	39	3.8494	1.406264	1.75 to 2.24	9	121,809,635.86	12.01%	39	4.6461	1.949346
25,000,000 to 49,999,999		7	238,714,416.60	23.54%	39	4.6002	1.580461	2.25 to 2.74	4	203,783,249.14	20.10%	39	3.4848	2.542212
	50,000,000 or greater	5	370,252,833.91	36.52%	39	3.7875	2.079441	2.75 or greater	2	140,000,000.00	13.81%	39	4.2098	2.761429
	Totals	45	1,013,914,356.86	100.00%	39	4.1610	1.915148	Totals	45	1,013,914,356.86	100.00%	39	4.1610	1.915148
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	10	130,006,686.91	12.82%	38	3.9248	NAP
							Defeased	10	130,006,686.91	12.82%	38	3.9248	NAP
Arizona	2	67,955,253.14	6.70%	39	4.5000	1.628748
							Industrial	3	87,941,993.21	8.67%	39	4.7156	1.812896
California	4	166,561,987.77	16.43%	38	3.9600	1.561526
							Lodging	9	129,817,710.83	12.80%	39	4.8738	1.719126
Florida	3	44,800,015.12	4.42%	39	4.7067	1.996800
							Mixed Use	5	213,806,082.67	21.09%	39	4.0578	0.696121
Georgia	2	11,753,988.69	1.16%	39	4.5024	1.361777
							Multi-Family	2	8,062,250.40	0.80%	39	4.5358	1.784010
Indiana	4	65,578,896.19	6.47%	40	4.4080	2.677453
							Office	14	305,412,662.21	30.12%	39	3.8628	2.292469
Louisiana	2	8,344,090.86	0.82%	40	4.7500	1.670000
							Retail	7	137,018,087.30	13.51%	39	4.1498	2.348784
Mississippi	1	3,402,762.17	0.34%	39	5.3500	0.750000
							Self Storage	1	1,848,883.33	0.18%	40	4.7500	1.670000
New Jersey	7	68,572,844.80	6.76%	39	4.8531	1.700058
							Totals	51	1,013,914,356.86	100.00%	39	4.1610	1.915148
New York	6	215,063,210.56	21.21%	39	3.4763	1.515946

North Carolina	3	19,917,941.11	1.96%	38	5.0136	1.465619

Ohio	1	38,977,960.98	3.84%	39	4.9200	1.339294

Tennessee	1	80,000,000.00	7.89%	38	4.0920	2.770000

Utah	2	39,552,386.78	3.90%	40	5.3365	1.374575

Washington	1	3,993,953.91	0.39%	38	5.4100	2.190000

West Virginia	1	27,693,119.48	2.73%	40	4.2000	2.000000

Wisconsin	1	21,739,258.39	2.14%	40	3.8744	1.770000

Totals	51	1,013,914,356.86	100.00%	39	4.1610	1.915148

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	130,006,686.91	12.82%	38	3.9248	NAP	Defeased	9	130,006,686.91	12.82%	38	3.9248	NAP
	3.99999% or less	8	269,992,092.30	26.63%	39	3.4073	1.455811	12 months or less	36	883,907,669.95	87.18%	39	4.1958	1.777203
	4.00000% to 4.49999%	8	314,118,932.70	30.98%	39	4.2063	2.290148	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	10	191,623,961.64	18.90%	39	4.6808	1.555527	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	10	108,172,683.31	10.67%	38	5.2742	1.482542	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	1,013,914,356.86	100.00%	39	4.1610	1.915148	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	45	1,013,914,356.86	100.00%	39	4.1610	1.915148
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	130,006,686.91	12.82%	38	3.9248	NAP	Defeased	9	130,006,686.91	12.82%	38	3.9248	NAP
	60 months or less	36	883,907,669.95	87.18%	39	4.1958	1.777203	Interest Only	10	426,587,500.00	42.07%	39	3.7824	2.311504
61 months to 110 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	26	457,320,169.95	45.10%	39	4.5814	1.278808
	111 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	1,013,914,356.86	100.00%	39	4.1610	1.915148	Totals	45	1,013,914,356.86	100.00%	39	4.1610	1.915148
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	130,006,686.91	12.82%	38	3.9248	NAP			No outstanding loans in this group
Underwriter's Information		6	123,370,491.65	12.17%	40	4.4755	1.652347
	12 months or less	29	742,028,779.03	73.18%	39	4.1260	1.790159
	13 months to 24 months	1	18,508,399.27	1.83%	37	5.1300	2.090000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	1,013,914,356.86	100.00%	39	4.1610	1.915148
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30311571	OF	New York	NY	Actual/360	2.860%	238,291.67	0.00	0.00	N/A	09/01/26	--	100,000,000.00	100,000,000.00	05/01/23
2	30311287	MU	New York	NY	Actual/360	3.966%	232,806.83	187,962.23	0.00	N/A	07/01/26	--	70,440,796.14	70,252,833.91	05/01/23
3	30311572	RT	Nashville	TN	Actual/360	4.092%	272,800.00	0.00	0.00	N/A	07/01/26	--	80,000,000.00	80,000,000.00	05/01/23
04A2EMPC
	30311573	MU	San Francisco	CA	Actual/360	3.394%	18,399.37	0.00	0.00	N/A	08/01/26	--	6,505,376.30	6,505,376.30	05/01/23
2
04A2EMPC
	30311574				Actual/360	3.394%	66,450.63	0.00	0.00	N/A	08/01/26	--	23,494,623.70	23,494,623.70	05/01/23
3
04A2SFCC
	30311575				Actual/360	3.394%	66,450.63	0.00	0.00	N/A	08/01/26	--	23,494,623.70	23,494,623.70	05/01/23
2
04A2SFCC
	30311576				Actual/360	3.394%	18,399.37	0.00	0.00	N/A	08/01/26	--	6,505,376.30	6,505,376.30	05/01/23
3
5	30311578	OF	Oakland	CA	Actual/360	4.140%	207,000.00	0.00	0.00	N/A	07/01/26	--	60,000,000.00	60,000,000.00	05/01/23
6	30311580	OF	Indianapolis	IN	Actual/360	4.367%	218,345.00	0.00	0.00	N/A	09/01/26	--	60,000,000.00	60,000,000.00	05/01/23
7	30311600	IN	Phoenix	AZ	Actual/360	4.500%	182,203.13	0.00	0.00	N/A	08/06/26	--	48,587,500.00	48,587,500.00	05/06/23
8	30311404	MU	Westlake	OH	Actual/360	4.920%	160,025.92	52,751.29	0.00	N/A	08/06/26	--	39,030,712.27	38,977,960.98	05/06/23
9	30311582	OF	Oakland	CA	Actual/360	4.140%	136,275.00	0.00	0.00	N/A	07/01/26	--	39,500,000.00	39,500,000.00	05/01/23
10	30311583	MU	Laguna Niguel	CA	Actual/360	4.300%	132,975.36	55,818.10	0.00	N/A	08/01/26	--	37,109,402.97	37,053,584.87	05/01/23
11	30311601	LO	Salt Lake City	UT	Actual/360	5.320%	139,454.88	55,336.68	0.00	N/A	09/06/26	--	31,455,987.22	31,400,650.54	05/06/23
12	30311616	OF	Princeton	NJ	Actual/360	4.680%	114,172.24	56,581.77	0.00	N/A	09/06/26	--	29,274,933.36	29,218,351.59	05/06/23
13	30311584	LO	Charleston	WV	Actual/360	4.200%	97,092.37	47,558.91	0.00	N/A	09/01/26	--	27,740,678.39	27,693,119.48	05/01/23
14	30311602	OF	Ashburn	VA	Actual/360	3.400%	79,333.33	0.00	0.00	N/A	08/06/26	--	28,000,000.00	28,000,000.00	05/06/23
15	30311585	LO	Tampa	FL	Actual/360	4.200%	90,396.35	44,278.98	0.00	N/A	09/01/26	--	25,827,528.12	25,783,249.14	05/01/23
16	30311586	OF	Milwaukee	WI	Actual/360	3.874%	70,342.15	47,209.26	0.00	N/A	09/01/26	--	21,786,467.65	21,739,258.39	03/01/23
18	30311603	IN	North Bergen	NJ	Actual/360	4.850%	84,413.00	39,595.58	0.00	N/A	08/06/26	--	20,885,689.52	20,846,093.94	05/06/23
20	30311590	OF	Mesa	AZ	Actual/360	4.500%	72,774.19	38,696.58	0.00	N/A	08/01/26	--	19,406,449.72	19,367,753.14	05/01/23
21	30311618	RT	Cicero	NY	Actual/360	4.170%	59,093.76	51,046.30	0.00	N/A	08/06/26	--	17,005,398.45	16,954,352.15	05/06/23
22	30311619	IN	Hillside	NJ	Actual/360	5.130%	79,250.41	29,708.52	0.00	N/A	06/06/26	--	18,538,107.79	18,508,399.27	05/06/23
24	30311604	OF	Manassas	VA	Actual/360	3.400%	53,833.33	0.00	0.00	N/A	08/06/26	--	19,000,000.00	19,000,000.00	05/06/23
27	30311594	RT	New York	NY	Actual/360	3.750%	56,250.00	0.00	0.00	N/A	09/01/26	--	18,000,000.00	18,000,000.00	06/01/20
28	30311621	LO	Orlando	FL	Actual/360	5.480%	69,545.73	26,765.19	0.00	N/A	05/06/26	--	15,228,992.24	15,202,227.05	05/06/23
31	30311624	IN	Las Vegas	NV	Actual/360	4.600%	46,087.55	23,632.08	0.00	N/A	08/06/26	--	12,022,839.09	11,999,207.01	05/06/23
32	30311605	OF	Haymarket	VA	Actual/360	3.400%	36,833.33	0.00	0.00	N/A	08/06/26	--	13,000,000.00	13,000,000.00	05/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	30311597	LO	Fayetteville	NC	Actual/360	5.300%	42,344.62	17,211.80	0.00	N/A	06/01/26	--	9,587,461.43	9,570,249.63	05/01/23
34	30311625	Various Various		NY	Actual/360	4.550%	37,431.74	16,082.62	0.00	N/A	08/06/26	--	9,872,107.12	9,856,024.50	05/06/23
35	30311577	OF	Los Angeles	CA	Actual/360	5.070%	40,231.64	13,879.15	0.00	N/A	01/06/26	--	9,522,282.05	9,508,402.90	05/06/23
37	30311598	Various West Monroe		LA	Actual/360	4.750%	33,092.01	15,995.00	0.00	N/A	09/01/26	--	8,360,085.86	8,344,090.86	05/01/23
38	30311626	LO	Layton	UT	Actual/360	5.400%	36,747.40	14,351.90	0.00	N/A	07/06/26	--	8,166,088.14	8,151,736.24	05/06/23
40	30311627	LO	Aiken	SC	Actual/360	4.990%	27,992.69	18,727.92	0.00	N/A	06/06/26	--	6,731,709.84	6,712,981.92	05/06/23
41	30311628	RT	Suwanee	GA	Actual/360	4.350%	24,091.05	11,178.92	0.00	N/A	08/06/26	--	6,645,805.98	6,634,627.06	05/06/23
42	30311607	OF	Fort Wayne	IN	Actual/360	4.850%	22,591.10	10,653.49	0.00	N/A	07/06/26	--	5,589,549.68	5,578,896.19	05/06/23
43	30311608	MF	Gastonia	NC	Actual/360	4.530%	21,660.65	9,991.57	0.00	N/A	08/06/26	--	5,737,920.38	5,727,928.81	05/06/23
44	30311609	RT	Douglasville	GA	Actual/360	4.700%	20,089.96	9,991.03	0.00	N/A	07/06/26	--	5,129,352.66	5,119,361.63	05/06/23
45	30311610	MU	Woodridge	IL	Actual/360	4.500%	18,358.94	9,762.09	0.00	N/A	08/06/26	--	4,895,718.48	4,885,956.39	05/06/23
46	30311611	LO	Durham	NC	Actual/360	5.020%	19,380.50	13,026.75	0.00	N/A	06/06/26	--	4,632,789.42	4,619,762.67	05/06/23
47	30311612	LO	Ellensburg	WA	Actual/360	5.410%	18,053.67	10,556.38	0.00	N/A	07/06/26	--	4,004,510.29	3,993,953.91	05/06/23
48	30311629	RT	Various	Various	Actual/360	4.300%	15,945.83	0.00	0.00	N/A	09/06/26	--	4,450,000.00	4,450,000.00	05/06/23
49	30311613	RT	Riverview	FL	Actual/360	5.050%	16,082.30	6,997.64	0.00	N/A	09/06/26	--	3,821,536.57	3,814,538.93	05/06/23
50	30311614	LO	Canton	MS	Actual/360	5.350%	15,210.75	8,995.73	0.00	N/A	08/06/26	--	3,411,757.90	3,402,762.17	05/06/23
51	30311615	MF	Euless	TX	Actual/360	5.250%	10,774.93	4,300.23	0.00	N/A	12/06/25	--	2,462,841.82	2,458,541.59	05/06/23
Totals							3,519,375.31	948,643.69	0.00				1,014,863,000.55	1,013,914,356.86
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	93,119,692.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	(4,912,277.10)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	44,580,592.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
04A2EMPC2	21,989,348.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
04A2EMPC3	21,989,348.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
04A2SFCC2	21,989,348.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
04A2SFCC3	21,989,348.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	11,079,328.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	14,959,987.70	3,756,649.62	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,196,048.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	11,414,412.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	3,056,743.44	0.00	--	--	--	0.00	0.00	0.00	0.00	137,161.79	0.00
11	2,959,946.07	3,463,886.70	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,026,184.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	3,225,518.56	4,619,711.28	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,320,788.77	219,677.63	--	--	05/11/23	6,473,098.50	40,646.42	96,489.27	194,271.62	0.00	0.00
18	2,826,551.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,087,460.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,612,127.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	04/11/23	11,289,081.49	789,881.93	20,816.76	1,202,465.89	544,730.40	0.00
28	4,413,788.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	1,724,316.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	839,556.57	850,397.77	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	3,249,988.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	1,070,673.80	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,342,096.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	616,843.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	768,970.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	541,702.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	(118,846.65)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	846,653.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	477,289.95	114,873.03	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	247,794.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	298,460,651.37	14,095,869.83				17,762,179.99	830,528.35	117,306.03	1,396,737.51	681,892.19	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/23	1	21,739,258.39	0	0.00	1	18,000,000.00	1	21,739,258.39	1	18,000,000.00	0	0.00	0	0.00	0	0.00	4.161046%	4.147767%	39
04/17/23	0	0.00	0	0.00	1	18,000,000.00	1	21,786,467.65	1	18,000,000.00	0	0.00	0	0.00	0	0.00	4.161399%	4.148120%	40
03/17/23	0	0.00	0	0.00	1	18,000,000.00	1	21,831,182.99	1	18,000,000.00	0	0.00	0	0.00	0	0.00	4.161722%	4.148441%	41
02/17/23	0	0.00	0	0.00	1	18,000,000.00	1	21,882,791.46	1	18,000,000.00	0	0.00	0	0.00	0	0.00	4.162130%	4.148848%	42
01/18/23	0	0.00	0	0.00	2	39,927,186.50	1	21,927,186.50	1	18,000,000.00	0	0.00	0	0.00	0	0.00	4.162448%	4.149165%	43
12/16/22	0	0.00	0	0.00	2	39,971,433.91	1	21,971,433.91	1	18,000,000.00	0	0.00	0	0.00	0	0.00	4.162764%	4.149481%	44
11/18/22	0	0.00	0	0.00	2	40,017,895.96	1	22,017,895.96	1	18,000,000.00	0	0.00	0	0.00	0	0.00	4.163107%	4.149823%	45
10/17/22	0	0.00	1	22,061,841.74	1	18,000,000.00	1	22,061,841.74	2	18,000,000.00	0	0.00	0	0.00	1	8,750,783.81	4.163419%	4.150134%	46
09/16/22	1	22,108,012.82	0	0.00	2	26,750,783.81	1	22,108,012.82	2	26,750,783.81	0	0.00	0	0.00	0	0.00	4.195197%	4.181903%	45
08/17/22	0	0.00	0	0.00	2	26,770,269.44	1	22,151,658.94	2	26,770,269.44	0	0.00	0	0.00	0	0.00	4.195528%	4.182234%	46
07/15/22	1	22,195,159.93	0	0.00	2	26,789,659.06	1	22,195,159.93	2	26,789,659.06	0	0.00	0	0.00	0	0.00	4.195857%	4.182562%	47
06/17/22	0	0.00	0	0.00	2	26,810,353.42	1	22,240,901.95	2	26,810,353.42	0	0.00	0	0.00	0	0.00	4.196214%	4.182918%	48
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
16	30311586	03/01/23	1	1	96,489.27	194,271.62	0.00	21,831,182.99	05/15/20	13		04/09/21
27	30311594	06/01/20	34	6	20,816.76	1,202,465.89	853,615.71	18,000,000.00	07/15/20	7			04/04/22
Totals					117,306.03	1,396,737.51	853,615.71	39,831,182.99
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		27,169,172	27,169,172	0		0
37 - 48 Months		986,745,185	947,005,927	0		39,739,258
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	1,013,914,357	974,175,098	21,739,258	0	0	18,000,000
Apr-23	1,014,863,001	996,863,001	0	0	0	18,000,000
Mar-23	1,015,746,444	997,746,444	0	0	0	18,000,000
Feb-23	1,016,811,708	998,811,708	0	0	0	18,000,000
Jan-23	1,017,687,559	977,760,372	0	0	21,927,187	18,000,000
Dec-22	1,018,560,006	978,588,572	0	0	21,971,434	18,000,000
Nov-22	1,019,491,149	979,473,254	0	0	22,017,896	18,000,000
Oct-22	1,020,356,581	980,294,739	0	22,061,842	0	18,000,000
Sep-22	1,072,289,751	997,452,917	22,108,013	0	25,978,038	26,750,784
Aug-22	1,073,256,557	1,046,486,288	0	0	0	26,770,269
Jul-22	1,074,219,565	1,025,234,746	22,195,160	0	0	26,789,659
Jun-22	1,075,248,497	1,048,438,143	0	0	0	26,810,353
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	30311287	70,252,833.91	70,252,833.91	525,000,000.00	05/24/16	(5,119,088.10)	(0.32000)	12/31/22	07/01/26	219
16	30311586	21,739,258.39	21,831,182.99		--	6,166,442.00	1.77000	--	09/01/26	279
27	30311594	18,000,000.00	18,000,000.00	10,700,000.00	06/22/22	1,941,085.00	2.67000	--	09/01/26	I/O
Totals		109,992,092.30	110,084,016.90	535,700,000.00		2,988,438.90

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	30311287	MU	NY	04/22/22	1

5/4/2023: Loan transferred to Special Servicing on 04/22/2022 due to an Event of Default surrounding a Major Lease Termination. The loan is secured by a 20-story multi-tenant class A office building with a 4-level retail component located along Fifth Avenue within the Plaza district of Midtown Manhattan, NY. Loan is cash managed and in cash sweep and borrower continues to fund shortfalls. Discussions are in progress with Borrower on a settlement of the loan obligations.

Lease termination payment from prior tenant Valentino is currently being held by Noteholder until such time as an agreement on utilization can be reached with the Borrower. A new short term retail lease has been approved by Noteholder and signed by Borrower and tenant which effectively backfills the former Valentino space, albeit at a significantly lower rental rate commensurate with today''s market rents.
16	30311586	OF	WI	05/15/20	13

5/05/2023: Loan transferred to Special Servicing due to COVID relief request and imminent default. The collateral consists of a 435,629 SF office building located in downtown Milwaukee. Sponsor informed Lender of cash flow decline resulting from tenant vacation and COVID related relief requests. Order Appointing Receiver was entered on 04/14/21 whereby Friedman was appointed as the Limited Receiver. Chapter 128 Receiver was subsequently entered on 12/20/21 to replace

Friedman''s role as Limited Receiver. Broker has been engaged and is marketing the property for sale. Property under contract for sale. Closing expected Q2.

27	30311594	RT	NY	07/15/20	7

4/12/2023- Subject collateral is a single-tenant, 100% occupied ground floor retail condominium occupied by All Saints. The Tenant, All Saints USA Limited (“AS US”), went through a Chapter 15 bankruptcy proceeding in the UK. Through Chapter

15, US landlords are legally obligated to the terms of the Company Voluntary Agreement (“CVA”) which was approved approved by the necessary creditors. Therefore, the terms of the lease were modified by law to the terms of the CVA.

Subsequently, Lender took title via de ed-in-lieu of foreclosure effective 4/4/2022. Since taking title Lender has entered into a new agreement with All Saints whereby they pay $1,250,000 annual rent in lieu of the CVA payments terms. Tenant is presently paid current on rent. All Saints does n ot intend to renew its lease upon expiration in July 2023. Lender has taken the asset to market with JLL and expects to sell in Q2 2023.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	30311404	40,000,000.00	4.92000%	40,000,000.00	4.92000%	10	08/11/20	04/06/20	09/01/20
10	30311583	38,150,000.00	4.30000%	38,150,000.00	4.30000%	8	12/18/20	12/01/20	01/07/21
23	30311591	17,944,795.16	4.70000%	17,944,795.16	4.70000%	8	03/26/21	03/26/21	03/31/21
23	30311591	0.00	4.70000%	0.00	4.70000%	1	09/15/21	09/01/21	09/28/21
26	30311593	16,316,157.14	4.90000%	16,316,157.14	4.90000%	8	03/26/21	04/01/21	03/30/21
26	30311593	0.00	4.90000%	0.00	4.90000%	1	09/15/21	09/01/21	09/28/21
39	30311599	8,086,296.36	4.90000%	8,086,296.36	4.90000%	8	03/26/21	04/01/20	03/30/21
39	30311599	0.00	4.90000%	0.00	4.90000%	1	09/15/21	09/01/21	09/28/21
46	30311611	0.00	5.02000%	0.00	5.02000%	8	09/03/21	09/03/21	09/17/21
50	30311614	0.00	5.35000%	0.00	5.35000%	8	08/09/21	06/17/21	10/21/21
Totals		78,150,000.00		78,150,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
36	30311606 10/17/22	8,750,783.81	0.00	2.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		8,750,783.81	0.00	2.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/17/23	0.00	(5,578.30)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(5,744.17)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(5,540.78)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(5,521.59)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(5,502.98)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(5,484.47)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(5,647.53)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(5,488.06)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(5,651.09)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(5,631.26)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(5,431.13)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(5,592.46)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(5,393.71)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(5,553.92)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(5,357.13)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(5,338.41)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(5,320.27)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(5,316.07)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(4,273.18)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(4,135.59)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(4,251.85)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(4,236.75)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(2,337.60)	0.00	0.00	0.00	0.00	0.00	0.00
36	30311606	10/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(5,578.30)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(118,328.30)	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	14,675.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	2,127.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	4,538.85	0.00	0.00	20,872.78	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	3,750.00	0.00	0.00	35,231.34	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	22,964.02	0.00	2,127.77	56,104.12	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		81,195.91

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27